Debt and Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Total Debt Outstanding

Our total debt outstanding consisted of the amounts set forth on the following table:

	December 31, 2013	December 31, 2012
Short-term borrowings	$81.6	$39.2
Current portion of long-term debt(1)	201.5	1.8

Total current debt	283.1	41.0
5.25% Senior Notes due April 2023	425.0	—
12% Senior Notes due February 2014(1)	—	153.4
Term Loan A Facility due October 2016, less unamortized lender fees of $8.4 in 2013 and $15.4 in 2012(1)(2)	634.8	843.9
7.875% Senior Notes due June 2017, less unamortized discount of $5.5 in 2012(3)	—	394.5
Term Loan B Facility due October 2018, less unamortized lender fees of $7.3 in 2013 and $10.7 in 2012, and unamortized discount of $10.8 in 2013 and $15.6 in 2012 (2)	681.6	771.6
8.125% Senior Notes due September 2019	750.0	750.0
6.50% Senior Notes due December 2020	424.1	425.0
8.375% Senior Notes due September 2021	750.0	750.0
6.875% Senior Notes due July 2033, less unamortized discount of $1.4 in 2013 and 2012	448.6	448.6
Other	2.3	3.8

Total long-term debt, less current portion	4,116.4	4,540.8

Total debt(4)	$4,399.5	$4,581.8

(1)	The 12% Senior Notes due February 2014 were included in current portion of long-term debt as of December 31, 2013 and subsequently repaid upon the maturity on February 14, 2014. In addition, we reclassified $50 million of Term Loan A installment payments to current portion of long term debt due to expected pre-payments of this debt in 2014.
(2)	In 2013, we prepaid a portion of our 2014 Term Loan A ($152 million) and Term Loan B ($105 million) installments.
(3)	During 2013, we purchased all of our outstanding $400 million 7.875% Senior Notes due 2017. See below for further discussion.
(4)	The weighted average interest rate on our outstanding debt was 6.2% as of December 31, 2013 and 6.4% as of December 31, 2012.

Lines of Credit

The following table summarizes our available lines of credit and committed and uncommitted lines of credit, including the Revolving Credit Facility discussed above, and the amounts available under our accounts receivable securitization programs. We are not subject to any material compensating balance requirements in connection with our lines of credit.

	December 31, 2013	December 31, 2012
Used lines of credit	$81.6	$39.2
Unused lines of credit(1)	1,015.0	989.5

Total available lines of credit	$1,096.6	$1,028.7

Available lines of credit — committed(1)	$721.9	$700.5
Available lines of credit — uncommitted	374.7	328.2

Total available lines of credit	$1,096.6	$1,028.7

Accounts receivable securitization programs — committed(2)	$209.0	$112.0

(1)	Includes a $700 million revolving senior secured credit facility that expires October 2016.
(2)	See Note 8, “Accounts Receivable Securitization Programs,” for further details.

Other Lines of Credit

The following table details our other lines of credit.

	December 31, 2013	December 31, 2012
Available lines of credit	$396.6	$328.3
Unused lines of credit	315.0	289.0
Weighted average interest rate	12.3%	10.2%

Scheduled Annual Maturities for Next Five Years and Thereafter

The following table summarizes the scheduled annual maturities for the next five years and thereafter of our long-term debt, including the current portion of long-term debt. This schedule excludes debt discounts, interest rate swaps and lender fees.

Year	Amount
2014	$201.5
2015	256.6
2016	391.6
2017	2.1
2018	694.9
Thereafter	2,800.0

Total	$4,346.7